UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska  68137

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

           (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

1/31

Date of reporting period:    1/31/12

Item 1.  Reports to Stockholders.

Converted by EDGARwiz

ANNUAL REPORT

THE BIONDO FUNDS

ANNUAL REPORT
JANUARY 31, 2012

1-800-672-9152
www.thebiondogroup.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

Dear Fellow Shareholder,

2011 was a confounding year. Whether it was Europe's debt crisis, uprisings in the Middle East or the United States’ loss of its AAA credit rating, investors had to be more nimble than ever. When the history books are written, 2011 may go down as the year that political risk trumped economics, earnings and interest rates as the main force driving capital markets. While most will remember 2011 a bit grudgingly, historically years that end with modest returns in U.S. equity benchmarks are often followed by strength.

Volatility caused a "roller coaster" year, the stock market moved up or down by 1% or more in 96 trading days out of 252, meaning that on 38% of the trading days the market moved more than 1%, but we're exiting the train at virtually the same place we got on. That's below the swings seen after Lehman Brothers collapsed in 2008 but enough to make for uncomfortable trading.

To be sure, 2011 was rife with events and headlines that caused global markets to gyrate. A devastating earthquake in Japan, regime change in Egypt and Libya, and Europe's struggle to correct a worsening debt crisis sparked fluctuations in stocks, commodities, bonds and currencies. As well, activist central bank policies in developed economies and government intervention in foreign exchange markets kept investors on their toes.

The U.S. economy is slowly improving. Unemployment claims and the unemployment rate are falling. But obstacles to growth, some of which are undoubtedly political given the partisanship of an election year, still prevent us from seeing a better business environment.

Poor investor sentiment, and the resulting short-term mindset, has made it difficult for trends to develop. These conditions happen periodically, but they usually result in trends emerging from the trading range. We are never sure what those trends will be, but we have no reason to believe this time will be different and that we will be stuck in a trading range forever.

The fourth quarter of 2011 was quite a contrast to the third. Recall, in the third quarter the S&P 500 lost more than -14%; however, in the fourth quarter the S&P 500 managed to rally +11.15%. The best performing sectors for 2011 were Utilities, up +14.83% and Consumer Staples, up +10.53%.

It’s interesting to look at the year’s worst performing sectors. Two finished in the red by -10% or more: Financials and Materials saw returns of -18.41% and -11.64%,  respectively; yet, these sectors were two of the best performers in the fourth quarter showing returns of +10.17% and +14.72%, respectively. So, while all sectors were lifted higher during the market rally that ensued in the fourth quarter, it was the sector laggards that rose to a much greater extent. The Biondo Funds reflect this shift, being financially weighted strategies. The Biondo Growth Fund’s 4th fiscal quarter return was -.56%, compared to the 1-year return, ending January 31st, of  -8.44%.  The Biondo Focus Fund’s returns for the same time periods were -.85% and -11.59%, respectively.  This market, and sector, improvement has continued into 2012 as exemplified by the Fund’s January 2012 returns of 7.36% for the Growth Fund and 20.88% for the Focus Fund.

With any hint of economic improvement, 2012 may be a much better year than investors currently expect, and that could lead to some dynamic trends.

Another trend that bears importance early in 2012, as it did entering 2011, is the strength U.S. Equities continue to exhibit when compared to overseas markets. Last year the U.S. Equity asset class maintained a higher ranking than International Equities. It may be of interest as we wade into 2012 that International Equities are still the lowest ranking of the major asset classes.  This relationship continues to favor U.S. Equities, and may potentially be an important investment theme.

At the corporate level, the duration of businesses’ outlooks are shortened by uncertainty about the global economy, taxes, regulations and lack of political will. Therefore, companies continue to deploy capital in a conservative manner.

2012 is a pivotal year in regard to global politics, which could impact global markets. There are continued challenges from Iran, a less stable Iraq, a new leader in North Korea and protests in Syria. The U.S., China, Europe and many countries in the developing world are undergoing leadership changes, creating opportunity and risk, but not necessarily opening a clear path toward freedom and democracy.

Even as we anticipate high volatility in the markets, we see significant growth potential in the global economy driven by secular themes related to emerging market consumers, infrastructure build-out and rebuilding and technology innovation. We believe the equity markets provide the best way to access global growth opportunities, and with far better risk/reward characteristics than other asset classes. Our Funds are favoring larger companies that are not overly dependent on the U.S. and European economies and have high-quality balance sheets, strong brands and excellent management.

We remain committed to performing high-quality research, adjusting to the ever-changing investment landscape and exercising sound judgment.

Very truly yours,

Joseph P. Biondo

Joseph R. Biondo

Joseph P. Biondo

          Joseph R. Biondo

Chief Investment Officer

Chief Executive Officer

Sources: seekingalpha.com, finance.yahoo.com, SPindices.com, chovanec.worldpress.com, townsquarebuzz.com, Dorsey Wright & Associates, Blackrock, Gemini Fund Services, Market Street Advisors

0421-NLD-3/26/2012

The Biondo Growth Fund

PORTFOLIO REVIEW (Unaudited)

January 31, 2012

The Fund’s performance figures* for the period ending January 31, 2012, compared to its benchmarks:

	One Year	Three Year	Five Year	Inception** - January 31, 2012	Inception*** - January 31, 2012
The Biondo Growth Fund – Investor Shares	-8.44%	13.23%	-3.06%	-1.59%	N/A
The Biondo Growth Fund – Class C Shares	-9.21%	N/A	N/A	N/A	-3.07%
S&P 500 Total Return Index	4.22%	19.24%	0.33%	2.20%	7.49%
Russell 1000 Growth Total Return Index	6.07%	22.31%	3.17%	4.33%	10.22%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-800-672-9152.

** Investor Shares inception date is May 3, 2006.

*** Class C Shares inception date is April 9, 2010.

The Fund’s Top Ten Sectors are as follows:

Sectors	% of Net Assets	Sectors	% of Net Assets
Healthcare-Products	20.7%	Machinery-Diversified	4.6%
Oil & Gas Services	11.2%	Software	4.2%
Auto Manufacturers	9.4%	Electrical Components & Equipment	4.1%
Computers	8.0%	Semiconductors	3.5%
Commercial Services	7.0%	Other, Cash & Cash Equivalents	20.4%
Banks	6.9%		100.0%

                Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund's holdings.

The Biondo Focus Fund

PORTFOLIO REVIEW (Unaudited)

January 31, 2012

The Fund’s performance figures* for the period ending January 31, 2012, compared to its benchmarks:

	One Year	Inception** - January 31, 2012
The Biondo Focus Fund	-11.59%	-3.35%
S&P 500 Total Return Index	4.22%	8.66%
Dow Jones Industrial Average Total Return Index	9.12%	11.94%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   Performance figures for periods greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-800-672-9152.

** Inception date is March 17, 2010.

The Fund’s Top Ten Sectors are as follows:

Sectors	% of Net Assets	Sectors	% of Net Assets
Banks	26.7%	Commercial Services	6.1%
Healthcare-Products	23.5%	Computers	6.0%
Biotechnology	12.3%	Mining	6.0%
Oil & Gas Services	11.3%	Software	3.0%
Electrical Components & Equipment	10.2%	Other, Cash & Cash Equivalents	-14.3%
Auto Manufacturers	9.2%		100.0%

                Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund's holdings.

	The Biondo Growth Fund
	PORTFOLIO OF INVESTMENTS
	January 31, 2012
Shares		Value
	COMMON STOCK & WARRANTS - 91.2%
	AEROSPACE/DEFENSE - 3.3%
40,000	BE Aerospace, Inc. *	$ 1,688,000

	AUTO MANUFACTURERS - 7.8%
250,000	Ford Motor Co.	3,105,000
250,000	Ford Motor Co. - Warrants @ $9.20, Due 1/1/13 *	902,500
		4,007,500
	BANKS- 6.9%
350,000	JPMorgan Chase & Co. - Warrants @ $42.42, Due 10/28/18 *	3,535,000

	BIOTECHNOLOGY - 1.1%
7,500	Celgene Corp. *	545,250

	CHEMICALS - 1.8%
11,250	Monsanto Co.	923,062

	COMMERCIAL SERVICES - 7.0%
10,000	Mastercard, Inc. - Cl. A +	3,555,700

	COMPUTERS - 8.0%
9,000	Apple, Inc. *	4,108,320

	ELECTRICAL COMPONENTS & EQUIPMENT - 4.1%
50,000	Universal Display Corp. *	2,105,500

	ELECTRONICS - 2.6%
50,000	Gentex Corp.	1,343,500

	HEALTHCARE-PRODUCTS - 20.7%
30,000	Edwards Lifesciences Corp. *	2,480,100
28,500	IDEXX Laboratories, Inc. *	2,410,815
10,000	Intuitive Surgical, Inc. *	4,599,100
30,000	MAKO Surgical Corp. *	1,073,400
		10,563,415
	MACHINERY-DIVERSIFIED - 4.6%
22,500	Cummins, Inc.	2,340,000

	MINING - 1.4%
22,500	Molycorp, Inc. *	697,050

See accompanying notes to financial statements.
	The Biondo Growth Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	January 31, 2012
Shares		Value
	OIL & GAS SERVICES - 11.2%
5,000	CARBO Ceramics, Inc. +	$ 486,250
27,500	Core Laboratories NV	2,921,325
45,000	Dresser-Rand Group, Inc. *	2,305,350
		5,712,925
	RETAIL - 3.0%
24,000	Yum! Brands, Inc.	1,519,920

	SEMICONDUCTORS - 3.5%
30,000	QUALCOMM, Inc.	1,764,600

	SOFTWARE - 4.2%
20,000	Nuance Communications, Inc. *	570,400
17,500	VMware, Inc. - Cl. A *	1,597,225
		2,167,625

	TOTAL COMMON STOCK & WARANTS (Cost - $33,144,813)	46,577,367

Principal
	BONDS & NOTES - 1.6%
	AUTO MANUFACTURERS - 1.6%
$ 500,000	Ford Motor Co. Convertible, 4.25%, Due 11/15/16
	TOTAL BONDS & NOTES (Cost - $501,875)	793,125

Shares
	SHORT-TERM INVESTMENTS - 5.6%
	MONEY MARKET FUND - 5.6%
2,880,328	Dreyfus Treasury Prime Cash Management - Institutional Class, 0.00% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,880,328)	2,880,328

	TOTAL INVESTMENTS - 98.4% (Cost - $36,527,016) (a)	$ 50,250,820
	OTHER ASSETS LESS LIABILITIES - 1.6%	803,263
	NET ASSETS - 100.0%	$ 51,054,083

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $36,843,982 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 15,826,591
	Unrealized Depreciation:	(2,480,128)
	Net Unrealized Appreciation:	$ 13,346,463
* Non-Income producing security.
** Money market fund: interest rate reflects seven-day effective yield on January 31, 2012.
+ Subject to written call option.
See accompanying notes to financial statements.
	The Biondo Growth Fund
	Schedule of Options Written
	January 31, 2012
Number of Contracts ***	Security, Expiration Date, Exercise Price	Value
50	CARBO Ceramics, Inc., February 2012, Call @ $110 *	$ 7,000
25	Mastercard, Inc. Cl. A, February 2012, Call @ $340 *	53,375
	TOTAL OPTIONS WRITTEN (Premiums received $112,398) (a)	$ 60,375
***Each option contract allows the holder of the option to purchase 100 shares of the underlying security.

See accompanying notes to financial statements.

	The Biondo Focus Fund
	PORTFOLIO OF INVESTMENTS
	January 31, 2012
Shares		Value
	COMMON STOCK & WARRANTS - 114.3%
	AUTO MANUFACTURERS - 9.2%
90,000	Ford Motor Co.	$ 1,117,800
170,000	Ford Motor Co. - Warrants @ $9.20, Due 1/1/13 *	613,700
		1,731,500
	BANKS - 26.7%
25,000	Bank of America Corp.	178,250
200,000	Bank of America Corp. - Warrants @ $13.30, Due 1/16/19 *	640,000
375,000	JPMorgan Chase & Co. - Warrants @ $42.42, Due 10/28/18 * ^	3,787,500
50,000	Wells Fargo & Co. - Warrants @ $34.01, Due 10/28/18 *	440,000
		5,045,750
	BIOTECHNOLOGY - 12.3%
45,000	Illumina, Inc. * + ^	2,329,200

	COMMERCIAL SERVICES - 6.1%
3,250	Mastercard, Inc. - Cl. A ^	1,155,602

	COMPUTERS - 6.0%
2,500	Apple, Inc. * ^	1,141,200

	ELECTRICAL COMPONENTS & EQUIPMENT - 10.2%
46,000	Universal Display Corp. * ^	1,937,060

	HEALTHCARE-PRODUCTS - 23.5%
14,000	Edwards Lifesciences Corp. * ^	1,157,380
2,500	Intuitive Surgical, Inc. * +	1,149,775
60,000	MAKO Surgical Corp. * ^	2,146,800
		4,453,955
	MINING - 6.0%
36,600	Molycorp, Inc. * ^	1,133,868

	OIL & GAS SERVICES - 11.3%
11,000	CARBO Ceramics, Inc. +	1,069,750
10,000	Core Laboratories NV ^	1,062,300
		2,132,050
	SOFTWARE - 3.0%
20,000	Nuance Communications, Inc. *	570,400

	TOTAL COMMON STOCK & WARRANTS (Cost - $21,301,357)	21,630,585
See accompanying notes to financial statements.
	The Biondo Focus Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	January 31, 2012
Shares		Value
	SHORT-TERM INVESTMENTS - 0.2%
	MONEY MARKET FUND - 0.2%
43,798	Dreyfus Treasury Prime Cash Management - Institutional Class, 0.00% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $43,798)	$ 43,798

	TOTAL INVESTMENTS - 114.5% (Cost - $21,345,155) (a)	$ 21,674,383
	LIABILITIES LESS OTHER ASSETS - (14.5%)	(2,754,618)
	NET ASSETS - 100.0%	$ 18,919,765

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $21,850,047 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 3,307,182
	Unrealized depreciation:	(3,606,246)
	Net unrealized depreciation:	$ (299,064)
* Non-Income producing security.
** Money market fund: interest rate reflects seven-day effective yield on January 31, 2012.
+ Subject to written call option.
^ All or a portion of the security is pledged as collateral for the line of credit. Total value of pledged securities at January 31, 2012 is $11,445,362.

Schedule of Options Written
January 31, 2012
Number of
Contracts***	Security, Expiration Date, Exercise Price	Value
60	CARBO Ceramics, Inc., June 2012, Call @ $100 *	$ 67,800
25	Illumina, Inc., June 2012, Call @ $50 *	14,000
20	Intuitive Surgical, Inc., April 2012, Call @ $470 *	41,600
	Total Options Written (Premiums received $142,970) (a)	$ 123,400
***Each option contract allows the holder of the option to purchase 100 shares of the underlying security.

                                                                                            See accompanying notes to financial statements.

The Biondo Funds
STATEMENTS OF ASSETS AND LIABILITIES
January 31, 2012

	The Biondo Growth Fund	The Biondo Focus Fund
ASSETS
Investment securities:
At cost	$ 36,527,016	$ 21,345,155
At value	$ 50,250,820	$ 21,674,383
Cash at broker	-	13,925
Receivable for Fund shares sold	-	1,091
Receivable for investments sold	908,451	2,397,523
Dividends and interest receivable	33,220	10,561
Prepaid expenses & other assets	2,130	7,898
TOTAL ASSETS	51,194,621	24,105,381

LIABILITIES
Line of Credit payable	-	4,999,999
Payable for Fund shares redeemed	1,950	-
Options written, at value (premiums received $112,398 and $142,970, respectively)	60,375	123,400
Investment advisory fees payable	25,802	23,265
Accrued interest	-	11,718
Fees payable to other affiliates	15,334	6,471
Distribution (12b-1) fees payable	11,192	3,871
Accrued expenses and other liabilities	25,885	16,892
TOTAL LIABILITIES	140,538	5,185,616
NET ASSETS	$ 51,054,083	$ 18,919,765

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 58,672,519	$ 20,220,992
Accumulated net investment loss	(6,167)	-
Accumulated net realized loss from
security transactions and options transactions	(21,388,096)	(1,650,025)
Net unrealized appreciation of investments and options written	13,775,827	348,798
NET ASSETS	$ 51,054,083	$ 18,919,765

The Biondo Funds
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
January 31, 2012

	The Biondo Growth Fund	The Biondo Focus Fund
Net Asset Value Per Share:
Investor Class Shares:
Net Assets	$ 50,713,892	$ 18,919,765
Shares of beneficial interest outstanding	5,700,813	2,017,984
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 8.90	$ 9.38

Class C Shares:
Net Assets	$ 340,191	$ -
Shares of beneficial interest outstanding	38,804	-
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 8.77	$ -

(a) Redemptions of shares held less than 30 days may be assessed a redemption fee of 2.00%.

                                                                                            See accompanying notes to financial statements.

The Biondo Funds
STATEMENTS OF OPERATIONS
For the Year Ended January 31, 2012

	The Biondo Growth Fund	The Biondo Focus Fund
INVESTMENT INCOME
Dividends (net of $4,249 and $1,587 foreign taxes withheld)	$ 180,247	$ 28,496
Interest	21,586	-
TOTAL INVESTMENT INCOME	201,833	28,496

EXPENSES
Investment advisory fees	560,682	320,161
Distribution (12b-1) fees - Investor Class	139,355	53,360
Distribution (12b-1) fees - Class C	3,265	-
Administration fees	58,460	41,026
Transfer agent fees	41,217	17,630
Registration fees	36,674	12,381
Fund accounting fees	36,610	23,932
Audit fees	26,568	6,034
Compliance officer fees	21,141	855
Custody fees	14,846	11,761
Shareholder reporting expense	13,900	1,879
Legal fees	13,362	5,000
Trustees' fees	5,557	3,189
Interest Expense	-	59,461
Insurance expense	1,210	-
Other expenses	4,198	930
TOTAL EXPENSES	977,045	557,599

Less: Fees waived by the Advisor	(134,548)	-

NET EXPENSES	842,497	557,599
NET INVESTMENT LOSS	(640,664)	(529,103)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on transactions from:
Investments	(2,196,153)	(1,620,635)
Options written	447,222	37,109
Net realized loss	(1,748,931)	(1,583,526)
Net change in unrealized appreciation (depreciation) on:
Investments	(2,796,035)	(927,661)
Options written	38,193	(109,850)
Net change in unrealized appreciation (depreciation)	(2,757,842)	(1,037,511)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(4,506,773)	(2,621,037)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (5,147,437)	$ (3,150,140)

                                                                                            See accompanying notes to financial statements.

The Biondo Funds
STATEMENTS OF CHANGES IN NET ASSETS

	The Biondo Growth Fund
	For the	For the
	Year Ended	Year Ended
	January 31, 2012	January 31, 2011 (a)
FROM OPERATIONS
Net investment loss	$ (640,664)	$ (589,534)
Net realized loss from investments and options written	(1,748,931)	(748,945)
Net change in unrealized appreciation (depreciation)
of investments and options written	(2,757,842)	9,265,456
Net increase (decrease) in net assets resulting from operations	(5,147,437)	7,926,977

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Investor Class	3,326,417	4,594,641
Class C	288,048	158,825
Payments for shares redeemed:
Investor Class	(9,281,361)	(9,201,655)
Class C	(76,374)	-
Redemption fee proceeds:
Investor Class	6,308	4,031
Class C	12	-
Net decrease in net assets from shares of beneficial interest	(5,736,950)	(4,444,158)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(10,884,387)	3,482,819

NET ASSETS
Beginning of Year	61,938,470	58,455,651
End of Year*	$ 51,054,083	$ 61,938,470
*Includes accumulated net investment loss of:	$ (6,167)	$ (6,833)

SHARE ACTIVITY - INVESTOR CLASS
Shares Sold	356,330	507,196
Shares Redeemed	(1,011,603)	(1,031,184)
Net decrease in shares of beneficial interest outstanding	(655,273)	(523,988)

SHARE ACTIVITY - CLASS C
Shares Sold	30,471	17,665
Shares Redeemed	(9,332)	-
Net increase in shares of beneficial interest outstanding	21,139	17,665

(a)	The Biondo Growth Fund Class C Shares commenced operations on April 9, 2010.

                                                                                            See accompanying notes to financial statements.

The Biondo Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	The Biondo Focus Fund
	For the	For the
	Year Ended	Period Ended
	January 31, 2012	January 31, 2011 (a)
FROM OPERATIONS
Net investment loss	$ (529,103)	$ (313,033)
Net realized loss from investments and options written	(1,583,526)	75,297
Net change in unrealized appreciation (depreciation)
of investments and options written	(1,037,511)	1,386,309
Net increase (decrease) in net assets resulting from operations	(3,150,140)	1,148,573

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	8,964,450	20,218,242
Payments for shares redeemed	(7,861,403)	(400,525)
Redemption fee proceeds	568	-
Net increase in net assets from shares of beneficial interest	1,103,615	19,817,717

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,046,525)	20,966,290

NET ASSETS
Beginning of Year	20,966,290	-
End of Year*	$ 18,919,765	$ 20,966,290
*Includes accumulated net investment loss of:	$ -	$ -

SHARE ACTIVITY - INVESTOR CLASS
Shares Sold	784,061	2,016,109
Shares Redeemed	(741,412)	(40,774)
Net increase in shares of beneficial interest outstanding	42,649	1,975,335

(a)	The Biondo Focus Fund commenced operations on March 17, 2010.

                                                                                            See accompanying notes to financial statements.

The Biondo Focus Fund
STATEMENTS OF CASH FLOWS
For the Year Ended January 31, 2012

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in net assets from operations	$ (3,150,140)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:

Changes in operating Assets and Liabilities:
Proceeds from disposition of long-term investment securities	16,508,109
Purchases of long-term investment securites	(22,714,033)
Net decrease from call options written	(26,441)
Sale of short-term investments, net	3,565,043
Decrease in interest and dividends receivable	(8,203)
Increase in receivables for securities sold	(2,397,523)
Increase in prepaid expenses	(3,843)
Decrease in payable for securites purchased	(490,896)
Decrease in payable for call options written	(1,550)
Increase in line of credit	4,999,999
Decrease in accrued expenses and other liabilities	(20,583)
Unrealized depreciation on securities	1,037,511
Realized loss from investments	1,583,526
Net cash provided from operating activities	(1,119,024)

CASH FLOWS FROM FINANCING ACTIVITIES
Decrease in receivables for Fund shares sold	15,451
Fund shares issued	8,964,450
Fund shares redeemed	(7,861,403)
Redemption fee proceeds	568
Net cash used in financing activities	1,119,066

Net Increase in cash	42

CASH:
Beginning balance	13,883
Ending balance	$ 13,925

                                                                                            See accompanying notes to financial statements.

The Biondo Growth Fund
FINANCIAL HIGHLIGHTS
The table sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Investor Class
	Year Ended
	January 31,
	2012		2011		2010	2009	2008

Net asset value, beginning of year	$ 9.72		$ 8.50		$ 6.13	$ 10.62	$ 10.61
Activity from investment operations:
Net investment loss (2)	(0.11)		(0.09)		(0.05)	(0.05)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.71)		1.31		2.42	(4.44)	0.27
Total income (loss) from investment operations	(0.82)		1.22		2.37	(4.49)	0.25

Paid-in-Capital from redemption fees (2,3)	0.00		0.00		0.00	0.00	0.00
Less distributions from:
Net realized gains	-		-		-	-	(0.24)
Total distributions	-		-		-	-	(0.24)
Net asset value, end of year	$ 8.90		$ 9.72		$ 8.50	$ 6.13	$ 10.62
Total return (4)	(8.44)%		14.35%		38.66%	(42.28)%	2.14%
Net assets, end of year (in 000s)	$ 50,714		$ 61,768		$ 58,456	$ 38,076	$ 62,547

Ratio of gross expenses to average net assets (5)	1.74%		1.65%		1.63%	1.61%	1.62%
Ratio of net expenses to average net assets	1.50%		1.50%		1.50%	1.50%	1.50%
Ratio of net investment loss to average net assets	(1.14)%		(1.01)%		(0.78)%	(0.54)%	(0.26)%
Portfolio turnover rate	25%		59%		44%	45%	49%

Class C
	Year Ended		Period Ended
	January 31,		January 31,
	2012		2011 (1)

Net asset value, beginning of period	$ 9.66		$ 9.28
Activity from investment operations:
Net investment loss (2)	(0.17)		(0.13)
Net realized and unrealized gain (loss) on investments	(0.72)		0.51
Total income (loss) from investment operations	(0.89)		0.38

Paid-in-Capital from redemption fees (2)	0.00	(3)	-

Net asset value, end of period	$ 8.77		$ 9.66
Total return (4)	(9.21)%		4.10%	(7)
Net assets, end of period (in 000s)	$ 340		$ 171

Ratio of gross expenses to average net assets (5)	2.49%		2.48%	(6)
Ratio of net expenses to average net assets	2.25%		2.25%	(6)
Ratio of net investment loss to average net assets	(1.89)%		(1.82)%	(6)
Portfolio turnover rate	25%		59%	(7)
(1)	The Biondo Growth Fund Class C Shares commenced operations on April 9, 2010.
(2)	Per share amounts calculated using average shares method which appropriately presents the per share data for the period.
(3) Amount represents less than $0.01 per share.
(4)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions.
The returns shown exclude the effect of applicable redemption fees.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(6) Annualized.
(7) Not annualized.

                                                                                            See accompanying notes to financial statements.

The Biondo Focus Fund
FINANCIAL HIGHLIGHTS
The table sets forth financial data for one share of beneficial interest outstanding throughout each period.

Investor Class
	Year Ended		Period Ended
	January 31,		January 31,
	2012		2011 (1)

Net asset value, beginning of period	$ 10.61		$ 10.00
Activity from investment operations:
Net investment loss (2)	(0.25)		(0.24)
Net realized and unrealized gain (loss) on investments	(0.98)		0.85
Total income (loss) from investment operations	(1.23)		0.61

Paid-in-Capital from redemption fees (2)	0.00	(3)	-

Net asset value, end of period	$ 9.38		$ 10.61
Total return (4)	(11.59)%		6.10%	(6)
Net assets, end of period (in 000s)	$ 18,920		$ 20,966

Ratio of expenses to average net assets
including interest expense	2.62%		3.05%	(5)
Ratio of expenses to average net assets
excluding interest expense	2.34%		3.05%	(5)
Ratio of net investment loss to average net assets	(2.48)%		(2.88)%	(5)
Portfolio turnover rate	75%		55%	(6)
(1) The Biondo Focus Fund commenced operations on March 17, 2010.
(2)	Per share amounts calculated using average shares method which appropriately presents the per share data for the period.
(3) Amount represents less than $0.01 per share.
(4)	Total returns are historical in nature and assume changes in share price. The returns shown exclude the effect of applicable redemption fees.
(5) Annualized.
(6) Not annualized.

                                                                                            See accompanying notes to financial statements.

The Biondo Funds

NOTES TO FINANCIAL STATEMENTS

January 31, 2012

1.

ORGANIZATION

The Biondo Growth Fund and The Biondo Focus Fund (collectively the “Funds”) are each a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005.  The Funds are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and are each an open-end management investment company.  The Biondo Growth Fund currently offers two classes of shares: Investor Class and Class C shares.  The Investor Class shares commenced operations on May 3, 2006 and the Class C shares commenced operations on April 9, 2010.  Both are offered at net asset value.  The Biondo Focus Fund currently offers Investor Class shares, which commenced operations on March 17, 2010.  The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

The Biondo Growth Fund seeks capital appreciation, which it pursues by investing primarily in equity securities of companies that are believed by the Fund’s investment advisor to have above-average future growth potential relative to their peers.  The Biondo Focus Fund seeks long-term capital appreciation, which it pursues by investing primarily in a combination of long and short positions in (1) common stock of  U.S. companies of any capitalization; (2) American Depositary Receipts (“ADRs”) representing common stock of foreign companies; (3) investment grade fixed income securities; (4) exchange-traded funds ("ETFs") that invest primarily in (i) common stocks of U.S. companies, (ii) ADRs or (iii) investment grade fixed income securities; and (5) options on common stock, ADRs and ETFs.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Options contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date.  Debt securities (other than short term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (“Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

The Biondo Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2012

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Biondo Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2012

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2012 for the Funds’ assets and liabilities measured at fair value:

The Biondo Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Common Stock & Warrants	$ 46,577,367	$ -	$ -	$ 46,577,367
Bonds & Notes	-	793,125	-	793,125
Short-Term Investments	2,880,328	-	-	2,880,328
Total	$ 49,457,695	$ 793,125	$ -	$ 50,250,820

Liabilities*	Level 1	Level 2	Level 3	Total
Options Written	$ 60,375	$ -	$ -	$ 60,375

The Biondo Focus Fund

Assets*	Level 1	Level 2	Level 3	Total
Common Stock & Warrants	$ 21,630,585	$ -	$ -	$ 21,630,585
Short-Term Investments	43,798	-	-	43,798
Total	$ 21,674,383	$ -	$ -	$ 21,674,383

Liabilities*	Level 1	Level 2	Level 3	Total
Options Written	$ 123,400	$ -	$ -	$ 123,400

The Funds did not hold any Level 3 securities during the period.  There were no transfers into or out of Level 1 or Level 2 during the period.  It is the Funds’ policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

*Refer to the Portfolio of Investments for security classifications.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities.  Dividend income is recorded on the ex-dividend date.  Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributable net realized capital gains, if any, are declared and paid annually.  Dividends from net investment income and distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification.  Dividends and distributions to shareholders are recorded on ex-dividend date.

The Biondo Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2012

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders.  Therefore, no provision for Federal income tax is required.  The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2009-2011), or expected to be taken in the Funds’ 2012 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Options Transactions – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against this risk.

Each Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When the Funds write a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options.  Call options are purchased to hedge against an increase in the value of securities held in the Funds’ portfolios.  If such an increase occurs, the call options will permit the Funds to purchase the securities underlying such options at the exercise price, not at the current market price.  Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolios.  If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty credit risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The Biondo Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2012

For the year ended January 31, 2012, The Biondo Growth Fund and The Biondo Focus Fund had net realized gains of $447,222 and $37,109, respectively, on options subject to equity price risk and these realized gains are included in the line item marked “Net realized gain (loss) on transactions from options written” on the Statements of Operations in this shareholder report.  For the year ended January 31, 2012, The Biondo Growth Fund and The Biondo Focus Fund had net unrealized appreciation (depreciation) of $38,193 and $109,850, respectively, on options subject to equity price risk and these unrealized appreciation (depreciation) are included in the line item marked “Net change in unrealized appreciation (depreciation) on options written” on the Statements of Operations in this shareholder report.

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

The number of option contracts written and the premiums received by the Funds during the year ended January 31, 2012, were as follows:

	The Biondo Growth Fund		The Biondo Focus Fund
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options outstanding, beginning of year	150	$ 128,355	112	$ 206,520
Options written	5,810	2,711,248	342	378,746
Options exercised	(426)	(181,054)	(28)	(57,035)
Options expired	(130)	(49,609)	(125)	(70,869)
Options closed	(5,329)	(2,496,542)	(196)	(314,392)
Options outstanding, end of year	75	$ 112,398	105	$ 142,970

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

The Biondo Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2012

3. INVESTMENT TRANSACTIONS

For the year ended January 31, 2012, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to the following:

Fund	Purchases	Sales
The Biondo Growth Fund	$ 13,638,153	$ 22,490,959
The Biondo Focus Fund	22,714,033	16,508,109

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds. Biondo Investment Advisors, LLC serves as the Funds’ Investment Advisor (the “Advisor”). The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services.  A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Pursuant to an Advisory Agreement with the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of each Fund’s average daily net assets as follows:

Fund
The Biondo Growth Fund	1.00%
The Biondo Focus Fund	1.50%

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until May 31, 2012, to waive a portion of its advisory fee and has agreed to reimburse a portion of The Biondo Growth Fund’s other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) does not exceed the following per class:

Fund	Investor Class	Class C
The Biondo Growth Fund	1.50%	2.25%

These amounts will herein be referred to as the “expense limitations.”  For the year ended January 31, 2012, the Advisor waived fees in the amount of $134,548 for The Biondo Growth Fund.

The Biondo Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2012

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and The Biondo Growth Fund’s operating expenses are subsequently lower than its expense limitation, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed the expense limitation.  If operating expenses subsequently exceed the expense limitation, the reimbursements for the Fund shall be suspended.  The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).  The Board may terminate this expense reimbursement arrangement at any time.

As of January 31, 2012, the Advisor has $281,998 of waived expenses that may be recovered by the following dates:

Fund	January 31, 2013	January 31, 2014	January 31, 2015
The Biondo Growth Fund	$ 62,389	$ 85,061	$ 134,548

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.25% of the average daily net assets attributable to the Investor Class shares for The Biondo Growth and The Biondo Focus Funds and 1.00% of the average daily net assets attributable to the Class C shares for The Biondo Growth Fund and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor.  The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.  During the year ended January 31, 2012, the 12b-1 fees accrued amounted to $142,620 and $53,360 for The Biondo Growth Fund and The Biondo Focus Fund, respectively.

The Distributor acts as each Fund’s principal underwriter in a continuous public offering of each Fund’s shares.   The Distributor is an affiliate of GFS.

Effective July 1, 2011, with the approval of the Board, each Fund pays its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor.  Previously, each Fund paid its pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor.  Each Fund pays the chairperson of the Audit Committee and the Lead Independent Trustee a pro rata share of an additional $2,000 per quarter.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

The Biondo Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2012

Pursuant to separate servicing agreements with GFS, each Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds.  GFS provides a Principal Executive Officer and a Principal Financial Officer to the Funds.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC  (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust.  Under the terms of such agreement, NLCS receives customary fees from the Funds.

GemCom, LLC (“GemCom”)

GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For the provision of these services, GemCom receives customary fees from the Funds.

5. BANK LINE OF CREDIT

The Biondo Focus Fund has an unsecured $5,000,000 bank line of credit through Lakeland Bank for purpose of investment purchases subject to the limitations of the 1940 Act for borrowings.  The Biondo Focus Fund has until June 1, 2013 to pay back the line of credit.  Borrowings under this arrangement bear interest, i) at the lender’s prime rate minus 0.50% or ii) 2.75% per annum at the time of borrowing.  During the year ended January 31, 2012, the Fund incurred $59,461 of interest expense related to the borrowings.  Average borrowings and the average interest rate during the year ended January 31, 2012 were $5,000,000 and 2.75%, respectively.  The largest outstanding borrowing during the year ended January 31, 2012 was $5,000,000.  As of January 31, 2012, the Fund had $4,999,999 of outstanding borrowings.

6. REDEMPTION FEES

Each Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund.  For the year ended January 31, 2012, The Biondo Growth Fund and The Biondo Focus Fund assessed $6,320 and $568 respectively, in redemption fees.

7. TAX COMPONENTS OF CAPITAL

As of January 31, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The Biondo Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2012

The difference between book basis and tax basis unrealized appreciation (depreciation) and accumulated net realized loss from security transactions and options transactions is primarily attributable to the tax deferral of losses on wash sales.  The difference between book basis and tax basis undistributed ordinary income for the Growth Fund is primarily attributable to the unamortized portion of organizational expenses for tax purposes of $6,167.

At January 31, 2012, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains through the indicated expiration dates:

	Short-Term	Long-Term	Total
Growth Fund:
Expiring 1/31/17	$ 4,466,503	$ -	$ 4,466,503
Expiring 1/31/18	12,560,779	-	12,560,779
Expiring 1/31/19	1,743,975	-	1,743,975
Non-Expiring	-	-	-
Total	18,771,257	-	18,771,257
Focus Fund:
Non-Expiring	443,646	347,933	791,579
Total	443,646	347,933	791,579

Effective with the enactment of the Regulated Investment Company Modernization Act of 2010 (the “Act”) on December 22, 2010, there will be unlimited carryover on future capital losses.  There may be greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryovers.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Funds incurred and elected to defer such capital losses as follows:

Capital
Losses
Growth Fund	$ 2,187,475
Focus Fund	210,584

Permanent book and tax differences primarily attributable to net operating losses resulted in reclassification for the Funds for the year ended January 31, 2012 as follows:

	Paid in	Accumulated Net
	Capital	Investment Loss
Growth Fund	$ (641,330)	$ 641,330
Focus Fund	(529,103)	529,103

The Biondo Funds

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2012

8. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”).  ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.  Management is currently evaluating the impact these amendments may have on the Funds’ financial statements.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

9.  SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has determined that there were no subsequent events to report through the issuance of these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of The Biondo Growth Fund and The Biondo Focus Fund

and Board of Trustees of Northern Lights Fund Trust

We have audited the accompanying statement of assets and liabilities of The Biondo Growth Fund, a series of shares of beneficial interest of Northern Lights Fund Trust, including the portfolio of investments, as of January 31, 2012, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. We have also audited the accompanying statement of assets and liabilities of The Biondo Focus Fund, a series of shares of beneficial interest in Northern Lights Fund Trust, including the portfolio of investments, as of January 31, 2012, the related statements of operations and cash flows for the year then ended, and the statements of changes in net assets and financial highlights for the year then ended and for the period March 17, 2010 (commencement of operations) through January 31, 2011. These financial statements and financial highlights are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of January 31, 2012 by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Biondo Growth Fund and The Biondo Focus Fund, as of January 31, 2012, and the results of their operations and cash flows (The Biondo Focus Fund only), the changes in their net assets and their financial highlights for each of the years or periods presented, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

March 29, 2012

The Biondo Funds

EXPENSE EXAMPLE (Unaudited)

January 31, 2012

As a shareholder of The Biondo Funds, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in The Biondo Growth Fund and The Biondo Focus Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2011 through January 31, 2012.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on The Biondo Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 8/1/11	Ending Account Value 1/31/12	Expenses Paid During Period 8/1/11– 1/31/12*	Expense Ratio During Period 8/1/11 – 1/31/12**
The Biondo Growth Fund:
Investor Class	$1,000.00	$ 923.20	$ 7.27	1.50%
Class C	1,000.00	918.30	10.88	2.25%
The Biondo Focus Fund	1,000.00	895.90	15.05	3.15%

Hypothetical (5% return before expenses)	Beginning Account Value 8/1/11	Ending Account Value 1/31/12	Expenses Paid During Period 8/1/11– 1/31/12*	Expense Ratio During Period 8/1/11 – 1/31/12**
The Biondo Growth Fund:
Investor Class	$1,000.00	$1,017.64	$ 7.63	1.50%
Class C	1,000.00	1,013.86	11.42	2.25%
The Biondo Focus Fund	1,000.00	1,009.33	15.95	3.15%

*Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

** Annualized.

The Biondo Funds

TRUSTEES AND OFFICERS (Unaudited)

January 31, 2012

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137 unless otherwise noted.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Anthony J. Hertl (1950)	Trustee Since 2005	Consultant to small and emerging businesses (since 2000).	99

AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund; Satuit Capital Management Trust;  World Funds Trust; The Z-Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisors Trust (2007- February 2011) and Global Real Estate Fund (2009-2011)

Gary W. Lanzen (1954)	Trustee Since 2005	President, Orizon Investment Counsel, LLC (2000-2006); Chief Investment Officer (2006 -2010); Partner, Orizon Group, Inc. (a financial services company) (2000-2006).	99	AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund
Mark H. Taylor (1964)	Trustee Since 2007	Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Member Auditing Standards Board, AICPA (2008-2011).	99	Ladenburg Thalmann Alternative Strategies Fund; Lifetime Achievement Mutual Fund (LFTAX) (Director and Audit Committee Chairman)
John V. Palancia (1954)	Trustee Since 2011	Retired. Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	99

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Michael Miola*** (1952)	Trustee Since 2005	Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Advisor Services, LLC, CLS Investments, LLC, Gemcom, LLC and Northern Lights Compliance Services, LLC (since 2003).	99	AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund ; Constellation Trust Co.
Andrew Rogers 450 Wireless Blvd. Hauppauge, NY 11788 (1969)	President Since 2006

President and Manager, Gemini Fund Services, LLC (since 2006), formerly Senior Vice President and Director of Administration (2001 - 2005); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); Manager (since 2006) and President (since 2004), GemCom LLC.

			N/A	N/A
Kevin E. Wolf 450 Wireless Blvd. Hauppauge, NY 11788 (1969)	Treasurer Since 2006

Director of Fund Administration, Gemini Fund Services, LLC (since 2006); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2006); Vice-President, GemCom, LLC (since 2004); Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).

			N/A	N/A
James P. Ash 450 Wireless Blvd. Hauppauge, NY 11788 (1976)	Secretary Since 2011

Vice President of Gemini Fund Services, LLC (since 2011); Director of Legal Administration, Gemini Fund Services, LLC (since 2009); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

			N/A	N/A
Brian Nielsen (1972)	Assistant Secretary Since 2011

Secretary and General Counsel for NorthStar Financial Services Group, LLC (since 2003); CLS Investments, LLC and Orion Advisor Services, LLC (since 2001); President, Manager, Secretary and General Counsel for Northern Lights Distributors, LLC (since 2003); Director, Secretary and General Counsel for Constellation Trust Company (since 2004); Assistant Secretary for Gemini Fund Services, LLC (since 2003) and Gemcom, LLC (since 2004); and Manager and Assistant Secretary for Northern Lights Compliance Services, LLC (since 2004).

			N/A	N/A
Lynn Bowley (1958)	Chief Compliance Officer Since 2007	Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A
James Colantino 450 Wireless Blvd. Hauppauge, NY 11788 (1969)	Assistant Treasurer Since 2006	Vice President (2004 - Present); Senior Fund Administrator (1999-2004), Gemini Fund Services, LLC.	N/A	N/A
Erik Naviloff 450 Wireless Blvd. Hauppauge, NY 11788 (1968)	Assistant Treasurer Since 2009	Assistant Vice President, Gemini Fund Services, LLC, since 2007; Senior Accounting Manager, Fixed Income, Dreyfus Corporation, 2002 to 2007.	N/A	N/A
Richard Gleason 450 Wireless Blvd. Hauppauge, NY 11788 (1977)	Assistant Treasurer Since 2010	Manager of Fund Administration, Gemini Fund Services, LLC (since 2008); Senior Fund Administrator, Gemini Fund Services, LLC (2005-2008).	N/A	N/A
Dawn Borelli 450 Wireless Blvd. Hauppauge, NY 11788 (1972)	Assistant Treasurer Since 2010	Assistant Vice President, Fund Administration, Gemini Fund Services, LLC (since 2010), Assistant Vice President, Global Fund Administration, Legg Mason & Co. LLC (2003 – 2010).	N/A	N/A

* The term of office for each Trustee and officer listed above will continue indefinitely.

** The term “Fund Complex” refers to the Northern Lights Fund Trust and the Northern Lights Variable Trust.

*** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Funds’ Distributor).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-866-263-9260.

The Biondo Funds

SUPPLEMENTAL INFORMATION

January 31, 2012 (Unaudited)

Renewal of Advisory Agreement – Biondo Focus Fund and Biondo Growth Fund

In connection with a regular meeting held on September 21, 2011 (the “Meeting”), the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the renewal of an investment advisory agreement (the “Agreement”)  between Biondo Investment Advisors, LLC (”BIA” or the “Adviser”), and the Trust, on behalf of the Biondo Focus Fund and Biondo Growth Fund (each a “Fund” or collectively the “Funds”).  In considering the Agreement, the Board received materials specifically relating to the Agreement from the Adviser. These materials included: (a) information on the investment performance of the Adviser, a  group of similar mutual funds and appropriate indices with respect to the Fund; (b) arrangements in respect of the distribution of the Fund’s shares; and (c) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions.  Additional information was furnished by the Adviser including information on (a) the overall organization of the Adviser, (b) investment management staffing, and (c) the financial condition of the Adviser.

In their consideration of the renewal of the Agreement for the Funds, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its renewal of the Agreements included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the nature of the Adviser's operations, the quality of its compliance infrastructure and the experience of its fund management personnel.  The Trustees concluded that BIA has provided a level of service consistent with the Board's expectations.  The Board reviewed financial information from the Adviser and concluded that it has sufficient financial resources to meet its obligations to the Trust, including expense limitation obligations.  The Trustees concluded that the Adviser has the ability to continue to provide a level of service consistent with the Board's expectations.

Performance.  The Board considered the nature and extent of BIA's past performance, as well as other factors relating to its track record. The Board noted that for the 1-year and 3-year periods ended August 31, 2011, the Biondo Growth Fund had outperformed and underperformed, respectively, when compared to a group of mutual funds employing a similar growth strategy.  They further noted that although the Fund had lagged the Russell 1000 Growth Index for the 1-year and 3-year periods, that the recent performance was encouraging.  Next, the Trustees compared the performance of the Biondo Focus Fund for the 1-year period noting it had outperformed both a group of mutual funds pursuing a large growth stock long/short strategy as well as the Russell 1000 Growth Index.  They noted that the Fund had not completed 2 years of operations.  The Trustees concluded that BIA's past performance was acceptable; however, they would continue to monitor the Biondo Growth Fund with respect to underperformance.

Fees and Expenses.  The Board noted that the Adviser charges a 1.00% annual advisory fee for the Biondo Growth Fund and 1.50% for the Biondo Focus Fund.  The Trustees then reviewed information on comparative advisory and overall expenses for a group of mutual funds employing a similar growth stock and focused or opportunistic investment strategies, respectively.  The Trustees noted that the advisory fees were somewhat above the average for the Biondo Growth Fund and at the upper end of the range of comparative funds for the Biondo Focus Fund.  The Trustees further noted that each advisory fee was within a range of reasonable fees charged to the respective comparison group.  Additionally, the Trustees noted that each Fund's expense ratio is below the average of similar mutual funds.  The Trustees concluded that each Fund's advisory fee, as well as its overall expense ratio, when including the effect of the Adviser-provided expense cap for the Biondo Growth Fund, was acceptable in light of the quality of the services the Fund has received and expects to continue to receive from the Adviser.

Economies of Scale. The Board considered whether there will be economies of scale with respect to the management of the Funds and whether there is potential for realization of any further economies of scale.  It was the consensus of the Board that based on the current size and anticipated size of Funds for the next year, economies of scale was not a relevant consideration at this time.

The Biondo Funds

SUPPLEMENTAL INFORMATION (Continued)

January 31, 2012 (Unaudited)

Profitability.  The Board considered the profits realized by the Adviser in connection with the operation of the Funds, based on materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Funds.  The Board was satisfied that the Adviser's level of profitability from its relationship with the Funds was not excessive.

Conclusion.  In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling.  Based on the Trustees' deliberations and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved renewal of the Advisory Agreement and concluded that the advisory fees in each instance are reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Page 2

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-800-672-9152 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-800-672-9152.

INVESTMENT ADVISOR

Biondo Investment Advisors, LLC

540 Routes 6 & 209, PO Box 909

Milford, Pennsylvania 18337

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)

The Registrant’s board of trustees has determined that Anthony J. Hertl and Mark H. Taylor are  audit committee financial experts, as defined in Item 3 of Form N-CSR.  Mr. Hertl and Mr. Taylor are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2012 - $ 28,000

2011 - $ 28,000

2010 - $ 14,000

2009 - $ 13,500

(b)

Audit-Related Fees

2012 - None

2011 - None

2010 – None

2009 - None

(c)

Tax Fees

2012 – $ 4,000

2011 – $ 4,000

2010 – $ 2,000

2009 – $ 2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2012 - None

2011 - None

2010 - None

2009 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2012

2011

2010

2009

Audit-Related Fees:

0.00%

0.00%

0.00%

0.00%

Tax Fees:

0.00%

0.00%

0.00%

0.00%

All Other Fees:

0.00%

0.00%

0.00%

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2012 - $ 4,000

`

2011 - $ 4,000

2010 - $ 2,000

2009 - $ 2,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/9/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

4/9/12

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

4/9/12